Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the year ended Dec. 31, 2013			For the year ended Dec. 31, 2012			For the year ended Dec. 31, 2011
	Loss in euro (Numera- tor)	Shares (Denominator)	Per-Share Amount	Loss in euro (Numerator)	Shares (Denomin- ator)	Per- Share Amount	Loss in euro (Numerator)	Shares (Denomin- ator)	Per- Share Amount
Basic EPS
Income (loss) available to common Shareholders	(5,021,229)	20,593,720	(0.24)	(7,475,490)	17,556,395	(0.43)	(938,636)	13,345,004	(0.07)

Effect of dilutive securities:
Stock options only in the money					-			-

Diluted EPS
Income (Loss) available to
common shareholders,
including assumed
Conversions	(5,021,229)	20,593,720	(0.24)	(7,475,490)	17,556,395	(0.43)	(938,636)	13,345,004	(0.07)